Lease liabilities (Details) - CAD ($)	9 Months Ended	12 Months Ended
	May 31, 2024	Aug. 31, 2023
Lease liabilities
Opening balance	$ 2,641,794	$ 2,415,549
Additions	38,283	921,498
Repayment	(517,497)	(726,893)
Interest on lease liability	97,829	139,132
Lease termination		(151,800)
Deconsolidation on sale of subsidiary	(937,427)
Currency translation	15,285	44,308
Closing balance	1,338,267	2,641,794
Current	435,427	647,638
Non-current	$ 902,840	$ 1,994,156